Earnings Per Share	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2014	2013	2012
Numerator:
Net income attributable to common shareholders	$1,041,048	$948,427	$1,151,823
Denominator:
Basic - weighted-average common shares	149,099,448	149,218,257	151,222,033
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,344,655	2,369,774	3,442,477
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,444,103	151,588,031	154,664,510
Basic earnings per share	$6.98	$6.36	$7.62
Diluted earnings per share	$6.87	$6.26	$7.45

For 2014, 2013 and 2012, 1.2 million, 1.3 million, and 0.7 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.